CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Current assets
Cash and cash equivalents	$ 272,820	$ 300,588
Deposits, prepayment and other receivables (note 4)	3,339	3,230
Consideration receivable (note 5)	165,506	141,341
Current assets from discontinued operations (note 3)	0	124,843
Total current assets	441,665	570,002
Property, plant and equipment, net (note 6)	107,752	114,209
Prepaid lease payments, net (note 7)	13,584	15,111
Intangible assets	438	438
Non-current assets from discontinued operations (note 3)	0	80,503
Total assets	563,439	780,263
Current liabilities
Other payables and accruals (note 8)	4,452	4,431
Tax payable	8,678	6,243
Current liabilities from discontinued operations (note 3)	0	259
Total current liabilities	13,130	10,933
Total liabilities	13,130	10,933
Commitments and contingencies (note 11)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2017 and 2018, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(6,704)
Retained earnings	524,189	749,884
Total shareholders' equity	550,309	769,330
Total liabilities and shareholders' equity	$ 563,439	$ 780,263